Common shareholder's equity, mezzanine equity, and non controlling interests - Non-controlling interests (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 05, 2018	Oct. 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in non-controlling interest
Balance at beginning			$ 1.7	$ 0.2	$ 251.3
Net income attributable to non-controlling interests			1.7	1.4	13.7
Dividends to non-controlling interests			(1.0)	0.0	(14.1)
Other, net			0.0	0.1	(250.7)
Balance at end			$ 2.4	$ 1.7	$ 0.2
Stock redeemed (in shares)	9,519,280		0	9,519,280	0
Perpetual Non-Cumulative Preferred Shares | Sirius International Group, Ltd
Change in non-controlling interest
Stock redeemed (in shares)		250,000
Preferred stock redemption price per share (In dollars per share)		$ 1,000
Alstead Re
Change in non-controlling interest
Balance at beginning			$ 1.7
Balance at end			$ 2.3	$ 1.7